Changes in Carrying Amount of Goodwill, by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016
Goodwill [Line Items]
Goodwill beginning balance	$ 1,219,630	$ 1,215,688
Acquisitions	75,361	29,762
Impairments	(141,394)
Translation adjustments	(9,684)	(25,820)
Goodwill ending balance	1,143,913	1,219,630
Industrial Segment
Goodwill [Line Items]
Goodwill beginning balance	475,409	476,700
Acquisitions	41,268	18,834
Translation adjustments	(342)	(20,125)
Goodwill ending balance	516,335	475,409
Specialty Segment
Goodwill [Line Items]
Goodwill beginning balance	171,714	165,934
Acquisitions	3,273	7,168
Translation adjustments	(1,009)	(1,388)
Goodwill ending balance	173,978	171,714
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	572,507	573,054
Acquisitions	30,820	3,760
Impairments	(141,394)
Translation adjustments	(8,333)	(4,307)
Goodwill ending balance	$ 453,600	$ 572,507